UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2016

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc, is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

Sit Small Cap Dividend Growth Fund (Series I)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 61.6%
Commercial Services - 1.4%
1,325	Equifax, Inc.	151,434
3,150	Nielsen Holdings, PLC	165,879

		317,313

Communications - 2.0%
1,400	SBA Communications Corp. *	140,238
5,900	Verizon Communications, Inc.	319,072

		459,310

Consumer Durables - 1.0%
1,050	Electronic Arts, Inc. *	69,416
1,550	Polaris Industries, Inc.	152,644

		222,060

Consumer Non-Durables - 5.3%
2,350	Estee Lauder Cos., Inc.-Class A	221,628
5,350	Hanesbrands, Inc.	151,619
3,825	NIKE, Inc.	235,123
2,925	PepsiCo, Inc.	299,754
1,150	Philip Morris International, Inc.	112,826
2,500	Procter & Gamble Co.	205,775

		1,226,725

Consumer Services - 5.4%
230	Chipotle Mexican Grill, Inc. *	108,323
4,650	H&R Block, Inc.	122,853
5,600	Starbucks Corp.	334,320
1,700	Time Warner, Inc.	123,335
5,650	Visa, Inc.	432,112
1,250	Walt Disney Co.	124,138

		1,245,081

Electronic Technology - 5.4%
3,875	Apple, Inc.	422,336
9,250	Applied Materials, Inc.	195,915
1,775	Broadcom, Ltd.	274,238
4,000	Ciena Corp. *	76,080
6,700	Intel Corp.	216,745
1,025	Skyworks Solutions, Inc.	79,848

		1,265,162

Energy Minerals - 2.1%
215	California Resources Corp.	222
650	Chevron Corp.	62,010
2,250	Continental Resources, Inc. *	68,310
850	EOG Resources, Inc.	61,693
3,800	Marathon Petroleum Corp.	141,284
2,300	Occidental Petroleum Corp.	157,389

		490,908

Quantity	Name of Issuer	Fair Value ($)

Finance - 5.2%
1,650	Ameriprise Financial, Inc.	155,116
600	Chubb, Ltd.	71,490
1,175	Goldman Sachs Group, Inc.	184,452
4,000	Invesco, Ltd.	123,080
4,575	JPMorgan Chase & Co.	270,932
1,600	Marsh & McLennan Cos., Inc.	97,264
3,150	US Bancorp	127,858
3,900	Wells Fargo & Co.	188,604

		1,218,796

Health Services - 2.0%
650	Express Scripts Holding Co. *	44,648
550	Humana, Inc.	100,622
400	McKesson Corp.	62,900
2,000	UnitedHealth Group, Inc.	257,800

		465,970

Health Technology - 9.3%
2,550	AbbVie, Inc.	145,656
550	Alexion Pharmaceuticals, Inc. *	76,571
750	Allergan, PLC *	201,022
245	Biogen, Inc. *	63,778
1,750	Celgene Corp. *	175,158
2,700	Gilead Sciences, Inc.	248,022
1,000	Incyte Corp. *	72,470
2,100	Johnson & Johnson	227,220
5,900	Medtronic, PLC	442,500
1,050	Mylan NV *	48,668
5,650	Pfizer, Inc.	167,466
1,000	Thermo Fisher Scientific, Inc.	141,590
1,425	Zimmer Holdings, Inc.	151,948

		2,162,069

Industrial Services - 0.5%
1,500	Schlumberger, Ltd.	110,625

Process Industries - 1.2%
2,425	Ecolab, Inc.	270,436

Producer Manufacturing - 4.0%
825	3M Co.	137,470
950	Danaher Corp.	90,130
1,250	Delphi Automotive, PLC	93,775
2,450	General Electric Co.	77,886
1,850	Honeywell International, Inc.	207,292
1,500	Raytheon Co.	183,945
1,400	United Technologies Corp.	140,140

		930,638

Retail Trade - 4.9%
3,350	CVS Health Corp.	347,496
2,375	Home Depot, Inc.	316,896
2,000	Macy’s, Inc.	88,180

See accompanying notes to schedule of investments.

MARCH 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Balanced Fund (Continued)

Quantity /Principal Amount ($)	Name of Issuer	Fair Value ($)

2,050	Target Corp.	168,674
2,900	TJX Cos., Inc.	227,215

		1,148,461

Technology Services - 9.5%
2,050	Accenture, PLC	236,570
3,000	Adobe Systems, Inc. *	281,400
360	Alphabet, Inc.-Class A *	274,644
255	Alphabet, Inc.-Class C *	189,962
1,250	ANSYS, Inc. *	111,825
2,800	Cognizant Technology Solutions Corp. *	175,560
1,975	Facebook, Inc. *	225,348
6,425	Microsoft Corp.	354,853
2,000	Oracle Corp.	81,820
1,900	PayPal Holdings, Inc. *	73,340
165	priceline.com, Inc. *	212,678

		2,218,000

Transportation - 2.4%
4,700	Delta Air Lines, Inc.	228,796
750	FedEx Corp.	122,040
1,350	Union Pacific Corp.	107,392
1,050	United Parcel Service, Inc.	110,744

		568,972

Total Common Stocks (cost: $11,131,699)		14,320,526

Bonds - 29.9%

Asset-Backed Securities - 1.4%
1,704	Bayview Financial Acquisition Trust, 2006-D 1A2, 5.66%, 12/28/36 [14]	1,696
23,853	Centex Home Equity, 2004-D AF4, 4.68%, 6/25/32 [14]	24,107
11,095	Citifinancial Mortgage Securities, Inc., 2004-1 AF3, 3.77%, 4/25/34 [14]	11,201
19,461	Conseco Finance, 2001-D M1, 1.79%, 11/15/32 [1]	19,026
17,181	Conseco Financial Corp., 1997-7 A6, 6.76%, 7/15/28	17,481
74,989	Credit Suisse First Boston Mortgage Corp., 2005-AGE1 M3, 1.08%, 2/25/32 [1]	72,391
34,177	HouseHold Home Equity Loan Trust, 2007-2 A4, 0.73%, 7/20/36 [1]	33,968
8,548	Irwin Home Equity Corp., 2005-1 M1, 5.42%, 6/25/35 [14]	8,629
21,598	New Century Home Equity Loan Trust, 2005-A A4W, 4.65%, 8/25/35 [14]	22,493
8,577	RAAC Series, 2005-SP2 1M1, 0.95%, 5/25/44 [1]	8,552
11,624	Residential Asset Mortgage Products, Inc., 2005-RZ3 A3, 0.83%, 9/25/35 [1]	11,588

Principal Amount ($)	Name of Issuer	Fair Value ($)

5,725	Residential Funding Mortgage Securities II, Inc., 2003-HI2 A6, 5.26%, 7/25/28 [14]	5,713
87,179	Vanderbilt Acquisition Loan Trust Series, 2002-1 B2, 8.47%, 5/7/32 [1]	98,478

		335,323

Collateralized Mortgage Obligations - 6.3%
	Fannie Mae:
54,023	2004-T1 1A1, 6.00%, 1/25/44	62,553
15,940	2009-30 AG, 6.50%, 5/25/39	17,553
7,242	2013-28 WD, 6.50%, 5/25/42	8,355
30,582	2004-W9 2A1, 6.50%, 2/25/44	35,552
95,655	2015-88 CJ, 6.50%, 7/25/44	110,791
5,359	2010-108 AP, 7.00%, 9/25/40	6,149
14,178	2004-T3, 1A3, 7.00%, 2/25/44	16,880
	Freddie Mac:
52,717	K014 1A, 2.79%, 10/25/20	54,197
46,875	4293 BA, 5.36%, 10/15/47 [1]	50,983
47,607	2122 ZE, 6.00%, 2/15/29	52,308
54,703	2980 QA, 6.00%, 5/15/35	63,693
29,986	2283 K, 6.50%, 12/15/23	33,211
47,163	2357 ZJ, 6.50%, 9/15/31	53,998
35,640	T-59 1A1, 6.50%, 10/25/43	42,328
93,018	4520 HM, 6.50%, 8/15/45	112,559
112,970	1142 IA, 7.00%, 10/15/21	124,817
13,698	3946 KW, 7.00%, 11/15/29	14,727
48,854	3704 CT, 7.00%, 12/15/36	58,035
31,386	2238 PZ, 7.50%, 6/15/30	36,449
	Government National Mortgage Association:
72,152	2015-80 BA, 6.98%, 6/20/45 [1]	84,746
70,837	2014-69 W, 7.26%, 11/20/34 [1]	84,480
60,426	2013-133 KQ, 7.37%, 8/20/38	72,823
41,412	2005-74 HA, 7.50%, 9/16/35	46,582
91,589	RFMSI Series Trust,
	2003-S12 M1, 5.98%, 12/25/32 [1]	96,895
	Sequoia Mortgage Trust:
36,060	2013-3 A2, 2.50%, 3/25/43 [1]	34,919
20,168	2012-4 A2, 3.00%, 9/25/42 [1]	20,158
	Vendee Mortgage Trust:
32,675	2008-1 B, 7.64%, 3/15/25 [1]	38,046
28,073	1994-2 2, 8.59%, 5/15/24 [1]	30,898

		1,464,685

Corporate Bonds - 10.6%
25,000	Abbey National Treasury Services, PLC, 2.35%, 9/10/19	25,094
25,000	Actavis Funding SCS, 2.45%, 6/15/19	25,271
50,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	51,491
26,396	Aircraft Certificate Owner Trust 2003, 7.00%, 9/20/22 [4]	27,847
41,748	American Airlines 2013-2 Class B Trust, 5.60%, 7/15/20 [4]	42,166

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)

100,000	Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	109,710
25,000	Bank One Michigan (Subordinated), 8.25%, 11/1/24	32,458
25,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26	25,634
	Boeing Co.:
50,000	8.63%, 11/15/31	77,184
70,000	8.75%, 9/15/31	107,167
19,492	Burlington Northern and Santa Fe Railway Co. 2001-1 Trust, 6.73%, 7/15/22	21,758
25,000	Burlington Northern Santa Fe, LLC, 7.08%, 5/13/29	34,264
25,000	Canadian National Railway Co., 7.38%, 10/15/31	34,384
25,000	Comcast Cable Communications, LLC, 8.50%, 5/1/27	35,166
50,168	Continental Airlines 2000-1 Class A-1 Trust, 8.05%, 11/1/20	54,994
41,583	Delta Air Lines 2007-1 Class A Trust, 6.82%, 8/10/22	47,821
60,473	Doric Nimrod Air Alpha 2012-1 Class A Trust, 5.13%, 11/30/22 [4]	61,463
57,555	Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23 [4]	57,843
25,000	FNB Corp. (Subordinated), 4.88%, 10/2/25	25,482
25,000	General Electric Co., 7.50%, 8/21/35	35,962
50,000	Google, Inc., 3.63%, 5/19/21	55,054
150,000	INVISTA Finance, LLC, 4.25%, 10/15/19 [4]	144,000
	Johnson & Johnson:
50,000	2.45%, 3/1/26	50,183
50,000	5.85%, 7/15/38	68,032
75,000	JPMorgan Chase & Co., 4.40%, 7/22/20	81,611
25,000	Lowe’s Companies, Inc., 7.59%, 6/18/27	32,084
25,000	Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	25,761
105,000	Manufacturers & Traders Trust Co. (Subordinated), 5.63%, 12/1/21 [1]	102,900
	Markel Corp.:
25,000	4.90%, 7/1/22	27,340
25,000	5.00%, 4/5/46	25,152
72,000	Nordstrom, Inc., 4.00%, 10/15/21	76,093
40,000	Northern States Power Co., 7.13%, 7/1/25	49,682
33,022	Northwest Airlines 2007-1 A Trust, 7.03%, 11/1/19	36,985
25,000	PNC Funding Corp., 6.70%, 6/10/19	28,589
50,000	Progressive Corp. (Subordinated), 6.70%, 6/15/37 [1]	47,688
50,000	SBA Tower Trust, 2.90%, 10/15/19 [4]	50,237
50,000	Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	63,357
50,000	Snap-on, Inc., 6.13%, 9/1/21	59,496
50,000	State Street Corp., 7.35%, 6/15/26	64,624
25,000	Stifel Financial Corp., 3.50%, 12/1/20	24,990

Principal Amount ($)	Name of Issuer	Fair Value ($)

39,417	US Airways 2001-1C Trust (Subordinated), 7.35%, 3/20/22	41,683
78,000	Validus Holdings, Ltd., 8.88%, 1/26/40	103,434
2,000	Verizon Communications, 5.90%, 2/15/54	54,100
35,142	Virgin Australia 2013-1A Trust, 5.00%, 10/23/23 [4]	35,845
25,000	Wachovia Capital Trust II (Subordinated), 1.12%, 1/15/27 [1]	20,125
67,000	Walt Disney Co., 7.55%, 7/15/93	86,992
50,000	XTO Energy, Inc., 6.75%, 8/1/37	70,362

		2,459,558

Federal Home Loan Mortgage Corporation - 1.0%
7,938	6.00%,	10/1/21	8,414
55,533	6.50%,	2/1/22	60,143
61,682	7.00%,	4/1/31	72,666
30,669	7.00%,	7/1/32	33,396
5,755	7.00%,	5/1/34	6,536
24,833	7.00%,	11/1/37	29,254
6,109	7.00%,	1/1/39	6,910
14,589	7.50%,	11/1/36	18,108
4,627	8.38%,	5/17/20	4,908

			240,335

Federal National Mortgage Association - 4.5%
34,334	5.00%,	2/1/33	36,063
170,243	5.50%,	10/1/33	193,780
144,310	6.00%,	8/1/37	167,167
115,901	6.00%,	2/1/38	134,381
65,352	6.15%,	11/1/43	74,927
72,519	6.50%,	9/1/27	85,010
117,663	6.50%,	10/1/36	140,748
66,692	6.50%,	3/1/40	77,755
27,653	7.00%,	1/1/32	31,396
11,796	7.00%,	12/1/32	14,255
23,465	7.00%,	3/1/33	27,158
17,244	7.00%,	12/1/36	20,512
4,842	7.00%,	11/1/38	5,665
29,610	8.00%,	2/1/31	37,711
6,778	8.46%,	7/15/26	7,814

			1,054,342

Government National Mortgage Association - 1.9%
93,124	5.75%,	12/15/22	100,692
83,436	6.00%,	4/15/29	96,441
20,515	7.00%,	12/15/24	22,694
29,759	7.00%,	9/20/38	35,602
78,684	7.50%,	4/20/32	98,483
26,194	8.00%,	7/15/24	29,139
66,323	8.38%,	3/15/31	68,881

			451,932

See accompanying notes to schedule of investments.

MARCH 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Balanced Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)

Taxable Municipal Securities - 2.6%
85,000	County of St. Clair IL, 5.40%, 12/30/28	95,568
75,000	Denver Health & Hospital Authority, 2.95%, 12/1/18	76,001
44,919	Louisiana Housing Corp., 3.05%, 12/1/38	45,429
50,000	Macomb Interceptor Drain Drainage District, 5.50%, 5/1/30	52,933
50,000	Massachusetts Educational Financing Authority, 4.00%, 1/1/32	52,258
71,000	Multistate Liquidating Trust No. 1, 3.11%, 12/15/28 4, [17]	72,691
70,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin., 8.75%, 8/15/27	77,046
100,000	Texas St. Trans. Comm. Highway, 5.18%, 4/1/30	121,994

		593,920

U.S. Government / Federal Agency Securities - 1.6%
775,000	U.S. Treasury Strips, 2.99%, 5/15/44 [6]	360,291

Total Bonds (cost: $6,830,222)		6,960,386

Investment Companies - 2.6%
18,298	AllianceBernstein Income Fund, Inc.	143,639
5,903	BlackRock Enhanced Government Fund	79,927
15,800	BlackRock Income Trust	104,754
8,700	Duff & Phelps Utility and Corporate Bond Trust	83,694
26,500	MFS Intermediate Income Trust	122,165
16,352	Putnam Premier Income Trust	77,508

Total Investment Companies (cost: $629,498)		611,687

Total Investments in Securities - 94.1% (cost: $18,591,419)		21,892,599
Other Assets and Liabilities, net - 5.9%		1,378,079

Total Net Assets - 100.0%		$23,270,678

*	Non-income producing security.

[1]	Variable rate security. Rate disclosed is as of March 31, 2016.

[4]	144A Restricted Security. The total value of such securities as of March 31, 2016 was $555,449 and represented 2.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of March 31, 2016.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

LLC — Limited Liability Company

PLC — Public Limited Company

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	14,320,526	—	—	14,320,526
Asset-Backed Securities	—	335,323	—	335,323
Collateralized Mortgage Obligations	—	1,464,685	—	1,464,685
Corporate Bonds	—	2,459,558	—	2,459,558
Federal Home Loan Mortgage Corporation	—	240,335	—	240,335
Federal National Mortgage Association	—	1,054,342	—	1,054,342
Government National Mortgage Association	—	451,932	—	451,932
Taxable Municipal Securities	—	593,920	—	593,920
U.S. Government / Federal Agency Securities	—	360,291	—	360,291
Investment Companies	611,687	—	—	611,687

Total:	14,932,213	6,960,386	—	21,892,599

**    For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

MARCH 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.6%
Commercial Services - 1.1%
219,150	Nielsen Holdings, PLC	11,540,439

Communications - 4.2%
225,100	BCE, Inc.	10,251,054
603,800	Verizon Communications, Inc.	32,653,504

		42,904,558

Consumer Durables - 2.8%
92,075	Genuine Parts Co.	9,148,572
51,400	Polaris Industries, Inc.	5,061,872
64,375	Snap-On, Inc.	10,106,231
86,550	Tupperware Brands Corp.	5,018,169

		29,334,844

Consumer Non-Durables - 7.3%
113,625	JM Smucker Co./The	14,753,070
104,225	Kimberly-Clark Corp.	14,019,305
187,975	PepsiCo, Inc.	19,263,678
106,725	Philip Morris International, Inc.	10,470,790
201,025	Procter & Gamble Co.	16,546,368

		75,053,211

Consumer Services - 3.2%
119,200	CBS Corp.	6,566,728
305,600	H&R Block, Inc.	8,073,952
122,350	Starbucks Corp.	7,304,295
137,275	Visa, Inc.	10,498,792

		32,443,767

Electronic Technology - 8.1%
156,825	Apple, Inc.	17,092,357
799,600	Applied Materials, Inc.	16,935,528
123,275	Broadcom, Ltd.	19,045,988
596,275	Intel Corp.	19,289,496
82,150	Skyworks Solutions, Inc.	6,399,485
102,225	Xilinx, Inc.	4,848,532

		83,611,386

Energy Minerals - 3.1%
16,067	California Resources Corp.	16,549
241,950	Marathon Petroleum Corp.	8,995,701
181,900	Occidental Petroleum Corp.	12,447,417
370,900	Suncor Energy, Inc.	10,314,729

		31,774,396

Quantity	Name of Issuer	Fair Value ($)

Finance - 17.8%
120,330	Alexandria Real Estate Equities, Inc.	10,936,794
76,925	Allstate Corp.	5,182,437
143,250	Arthur J Gallagher & Co.	6,371,760
342,425	Brixmor Property Group, Inc.	8,772,928
82,000	Chubb, Ltd.	9,770,300
226,675	Discover Financial Services	11,542,291
326,425	Hartford Financial Services Group, Inc.	15,041,664
586,175	Invesco, Ltd.	18,036,605
261,025	JPMorgan Chase & Co.	15,457,900
412,550	Legg Mason, Inc.	14,307,234
177,800	Macquarie Infrastructure Corp.	11,990,832
147,925	Realty Income Corp.	9,246,792
318,400	Umpqua Holdings Corp.	5,049,824
368,200	US Bancorp	14,945,238
127,350	Validus Holdings, Ltd.	6,009,646
416,470	Wells Fargo & Co.	20,140,489

		182,802,734

Health Services - 3.0%
187,000	Cardinal Health, Inc.	15,324,650
118,900	UnitedHealth Group, Inc.	15,326,210

		30,650,860

Health Technology - 15.9%
228,525	Abbott Laboratories	9,559,201
223,650	AbbVie, Inc.	12,774,888
92,775	Becton Dickinson and Co.	14,085,100
121,075	Gilead Sciences, Inc.	11,121,949
204,175	Johnson & Johnson	22,091,735
420,250	Medtronic, PLC	31,518,750
191,125	Merck & Co., Inc.	10,112,424
899,600	Pfizer, Inc.	26,664,144
278,050	Teva Pharmaceutical Industries, Ltd., ADR	14,878,456
97,625	Zimmer Holdings, Inc.	10,409,754

		163,216,401

Industrial Services - 0.5%
71,700	Schlumberger, Ltd.	5,287,875

Process Industries - 4.3%
99,700	Agrium, Inc.	8,802,513
246,825	Dow Chemical Co.	12,553,519
219,475	International Paper Co.	9,007,254
74,275	LyondellBasell Industries NV	6,356,454
101,525	Scotts Miracle-Gro Co.	7,387,974

		44,107,714

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 7.0%
15,475	3M Co.	2,578,599
86,725	Delphi Automotive, PLC	6,506,110
469,700	General Electric Co.	14,931,763
126,350	Honeywell International, Inc.	14,157,518
50,925	Lockheed Martin Corp.	11,279,888
43,050	Orbital ATK, Inc.	3,742,767
102,025	Raytheon Co.	12,511,326
68,500	United Technologies Corp.	6,856,850

		72,564,821

Retail Trade - 6.4%
185,600	CVS Health Corp.	19,252,288
144,675	Home Depot, Inc.	19,303,985
121,675	Macy’s, Inc.	5,364,651
155,575	Target Corp.	12,800,711
121,700	TJX Cos., Inc.	9,535,195

		66,256,830

Technology Services - 5.4%
81,150	Accenture, PLC	9,364,710
11,550	Alphabet, Inc.-Class A *	8,811,495
55,750	Automatic Data Processing, Inc.	5,001,332
586,225	Microsoft Corp.	32,377,207

		55,554,744

Transportation - 4.2%
245,150	Delta Air Lines, Inc.	11,933,902
50,100	FedEx Corp.	8,152,272
122,225	Ryder System, Inc.	7,917,736
94,975	Union Pacific Corp.	7,555,261
72,500	United Parcel Service, Inc.	7,646,575

		43,205,746

Quantity	Name of Issuer	Fair Value ($)

Utilities - 4.3%
366,725	CenterPoint Energy, Inc.	7,671,887
110,675	DTE Energy Co.	10,033,795
132,550	NextEra Energy, Inc.	15,685,967
177,800	WEC Energy Group, Inc.	10,680,446

		44,072,095

Total Common Stocks (cost: $909,412,408)		1,014,382,421

Investment Companies - 0.5%
232,375	Tortoise Energy Infrastructure Corp.	5,716,425

(cost: $7,057,773)

Total Investments in Securities - 99.1% (cost: $916,470,181)		1,020,098,846
Other Assets and Liabilities, net - 0.9%		8,827,413

Total Net Assets - 100.0%		$1,028,926,259

*    Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	1,014,382,421	—	—	1,014,382,421
Investment Companies	5,716,425	—	—	5,716,425

Total:	1,020,098,846	—	—	1,020,098,846

**    For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

MARCH 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.0%
Africa/Middle East - 1.5%
Israel - 1.5%
6,900	Teva Pharmaceutical Industries, Ltd., ADR	369,219

Asia - 4.7%
China/Hong Kong - 0.9%
7,275	HSBC Holdings, PLC, ADR	226,398

Japan - 2.1%
11,900	Seven & I Holdings Co., Ltd.	507,031

Singapore - 1.7%
2,760	Broadcom, Ltd.	426,420

Europe - 30.5%
Belgium - 1.8%
3,600	Anheuser-Busch InBev NV, ADR	448,776

France - 2.8%
4,900	Schlumberger, Ltd.	361,375
1,175	Unibail-Rodamco SE	322,251

		683,626

Germany - 2.0%
2,850	Aurelius SE & Co.	172,937
3,100	Siemens AG	327,859

		500,796

Ireland - 4.7%
2,890	Accenture, PLC	333,506
11,050	Medtronic, PLC	828,750

		1,162,256

Netherlands - 3.2%
18,650	ING Groep NV, ADR	222,494
2,125	LyondellBasell Industries NV	181,858
22,100	RELX NV	385,304

		789,656

Spain - 1.7%
62,000	Iberdrola SA	412,732

Switzerland - 9.0%
2,625	Adecco SA	170,759
2,600	Chubb, Ltd.	309,790
8,550	Nestle SA	638,008
2,865	Roche Holding AG	703,473
1,650	Zurich Insurance Group AG	382,654

		2,204,684

United Kingdom - 5.3%
3,500	Delphi Automotive, PLC	262,570
4,550	Diageo, PLC, ADR	490,808

Quantity	Name of Issuer	Fair Value ($)

52,550	DS Smith, PLC	307,435
4,700	Nielsen Holdings, PLC	247,502

		1,308,315

North America - 60.3%
Bermuda - 1.4%
10,750	Invesco, Ltd.	330,778

Canada - 3.4%
2,700	Agrium, Inc.	238,383
13,200	BCE, Inc.	601,128

		839,511

United States - 55.5%
1,450	3M Co.	241,614
6,350	AbbVie, Inc.	362,712
1,825	Allstate Corp.	122,950
405	Alphabet, Inc.-Class A *	308,975
4,700	Apple, Inc.	512,253
6,300	Applied Materials, Inc.	133,434
8,625	Arthur J Gallagher & Co.	383,640
2,150	Automatic Data Processing, Inc.	192,877
496	California Resources Corp.	511
3,765	Cardinal Health, Inc.	308,542
4,850	CVS Health Corp.	503,090
4,725	Delta Air Lines, Inc.	230,013
5,400	Dow Chemical Co.	274,644
8,025	General Electric Co.	255,115
3,350	Gilead Sciences, Inc.	307,731
2,800	Home Depot, Inc.	373,604
3,250	Honeywell International, Inc.	364,162
11,550	Intel Corp.	373,642
3,800	International Paper Co.	155,952
3,325	Johnson & Johnson	359,765
8,175	JPMorgan Chase & Co.	484,124
2,250	Kimberly-Clark Corp.	302,648
1,550	Lockheed Martin Corp.	343,325
5,325	Macquarie Infrastructure Corp.	359,118
2,650	Macy’s, Inc.	116,838
6,600	Marathon Petroleum Corp.	245,388
10,375	Microsoft Corp.	573,011
6,200	Occidental Petroleum Corp.	424,266
4,035	PepsiCo, Inc.	413,507
18,750	Pfizer, Inc.	555,750
3,310	Prudential Financial, Inc.	239,048
1,200	Snap-On, Inc.	188,388
5,100	Starbucks Corp.	304,470
4,500	Target Corp.	370,260
2,475	Time Warner, Inc.	179,561
4,000	TJX Cos., Inc.	313,400
4,375	Union Pacific Corp.	348,031
2,900	United Parcel Service, Inc.	305,863
2,550	United Technologies Corp.	255,255

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

13,775	Verizon Communications, Inc.	744,952
6,175	WEC Energy Group, Inc.	370,932
9,725	Wells Fargo & Co.	470,301

		13,673,662

Total Common Stocks (cost: $22,702,184)		23,883,860

Total Investments in Securities - 97.0% (cost: $22,702,184)		23,883,860
Other Assets and Liabilities, net - 3.0%		738,324

Total Net Assets - 100.0%		$24,622,184

*    Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.3%
Health Technology	14.2
Consumer Non-Durables	9.3
Retail Trade	8.9
Producer Manufacturing	8.3
Electronic Technology	5.9
Technology Services	5.7
Communications	5.5
Process Industries	4.7
Transportation	3.6
Consumer Services	3.5
Utilities	3.2
Energy Minerals	2.7
Commercial Services	1.7
Industrial Services	1.5
Health Services	1.2
Consumer Durables	0.8

97.0
Other Assets and Liabilities, net	3.0

100.0%

See accompanying notes to schedule of investments.

MARCH 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks
Belgium	448,776	—	—	448,776
Bermuda	330,778	—	—	330,778
Canada	839,511	—	—	839,511
China/Hong Kong	226,398	—	—	226,398
France	361,375	322,251	—	683,626
Germany	—	500,796	—	500,796
Ireland	1,162,256	—	—	1,162,256
Israel	369,219	—	—	369,219
Japan	—	507,031	—	507,031
Netherlands	404,352	385,304	—	789,656
Singapore	426,420	—	—	426,420
Spain	—	412,732	—	412,732
Switzerland	309,790	1,894,894	—	2,204,684
United Kingdom	1,000,880	307,435	—	1,308,315
United States	13,673,662	—	—	13,673,662

Total:	19,553,417	4,330,443	—	23,883,860

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Small Cap Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.5%
Commercial Services - 6.7%
3,975	Booz Allen Hamilton Holding Corp.	120,363
950	CEB, Inc.	61,493
2,000	Deluxe Corp.	124,980
800	Dun & Bradstreet Corp.	82,464
6,525	RR Donnelley & Sons Co.	107,010

		496,310

Consumer Durables - 7.9%
825	Carlisle Cos, Inc.	82,088
2,800	Ethan Allen Interiors, Inc.	89,096
435	Snap-On, Inc.	68,291
2,100	Thor Industries, Inc.	133,917
1,115	Toro Co.	96,024
1,950	Tupperware Brands Corp.	113,061

		582,477

Consumer Non-Durables - 5.1%
950	Cal-Maine Foods, Inc.	49,314
800	Carter’s, Inc.	84,304
1,900	Fresh Del Monte Produce, Inc.	79,933
1,600	Pinnacle Foods, Inc.	71,488
1,475	Sensient Technologies Corp.	93,604

		378,643

Consumer Services - 8.9%
2,300	Brinker International, Inc.	105,685
1,575	Capella Education Co.	82,908
2,375	Cinemark Holdings, Inc.	85,096
2,625	Dunkin’ Brands Group, Inc.	123,821
1,300	Lions Gate Entertainment Corp.	28,405
2,700	Service Corp. International/US	66,636
5,125	Time, Inc.	79,130
675	Vail Resorts, Inc.	90,248

		661,929

Electronic Technology - 4.9%
3,650	MKS Instruments, Inc.	137,422
1,900	Monolithic Power Systems, Inc.	120,916
2,075	Power Integrations, Inc.	103,044

		361,382

Energy Minerals - 1.4%
1,650	Vermilion Energy, Inc.	48,213
1,925	Western Refining, Inc.	55,998

		104,211

Finance - 23.8%
775	Alexandria Real Estate Equities, Inc.	70,440
3,125	Berkshire Hills Bancorp, Inc.	84,031
4,350	BlackRock Capital Investment Corp.	40,933
2,650	Brixmor Property Group, Inc.	67,893
2,950	Columbia Banking System, Inc.	88,264

Quantity	Name of Issuer	Fair Value ($)

5,300	Donegal Group, Inc.	76,214
2,400	East West Bancorp, Inc.	77,952
1,525	Equity LifeStyle Properties, Inc.	110,913
1,300	Evercore Partners, Inc.	67,275
6,575	Farmland Partners, Inc.	70,550
2,500	Horace Mann Educators Corp.	79,225
5,325	Janus Capital Group, Inc.	77,905
9,100	Kingstone Cos, Inc.	75,166
2,950	Legg Mason, Inc.	102,306
1,225	Macquarie Infrastructure Co.	82,614
6,700	Monogram Residential Trust, Inc.	66,062
6,350	Old National Bancorp	77,406
1,400	PacWest Bancorp	52,010
7,075	Physicians Realty Trust	131,454
5,125	Provident Financial Services, Inc.	103,474
5,625	Umpqua Holdings Corp.	89,212
1,525	Validus Holdings, Ltd.	71,965

		1,763,264

Health Services - 3.1%
1,975	Healthcare Services Group, Inc.	72,700
2,500	Healthsouth Corp.	94,075
5,200	Kindred Healthcare, Inc.	64,220

		230,995

Health Technology - 3.5%
675	PerkinElmer, Inc.	33,386
1,625	STERIS, PLC	115,456
725	Teleflex, Inc.	113,832

		262,674

Industrial Services - 1.6%
325	Targa Resources Corp.	9,704
1,725	Waste Connections, Inc.	111,418

		121,122

Non-Energy Minerals - 1.2%
2,550	Commercial Metals Co.	43,274
1,525	Potlatch Corp.	48,038

		91,312

Process Industries - 6.6%
1,100	Avery Dennison Corp.	79,321
2,475	Huntsman Corp.	32,918
800	Ingredion, Inc.	85,432
1,325	Innophos Holdings, Inc.	40,956
1,225	Neenah Paper, Inc.	77,984
3,975	Orion Engineered Carbons SA	56,127
1,575	Scotts Miracle-Gro Co.	114,613

		487,351

See accompanying notes to schedule of investments.

MARCH 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Small Cap Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 6.6%
1,300	Applied Industrial Technologies, Inc.	56,420
1,000	Crane Co.	53,860
650	Graco, Inc.	54,574
525	Hubbell, Inc.	55,613
1,475	ITT Corp.	54,413
925	Lincoln Electric Holdings, Inc.	54,177
1,175	Orbital ATK, Inc.	102,154
425	Watsco, Inc.	57,264

		488,475

Retail Trade - 4.8%
1,775	Big Lots, Inc.	80,390
750	Casey’s General Stores, Inc.	84,990
1,400	Cato Corp.	53,970
1,200	Dick’s Sporting Goods, Inc.	56,100
2,800	DSW, Inc.	77,392

		352,842

Technology Services - 3.5%
1,300	Broadridge Financial Solutions, Inc.	77,103
900	DST Systems, Inc.	101,493
2,500	ManTech International Corp.	79,975

		258,571

Quantity	Name of Issuer	Fair Value ($)

Transportation - 2.2%
675	Alaska Air Group, Inc.	55,363
950	Golar LNG, Ltd.	17,072
800	Marten Transport, Ltd.	14,976
1,175	Ryder System, Inc.	76,116

		163,527

Utilities - 4.7%
750	Connecticut Water Service, Inc.	33,825
3,600	Covanta Holding Corp.	60,696
1,300	ITC Holdings Corp.	56,641
1,750	Laclede Group, Inc.	118,562
2,125	New Jersey Resources Corp.	77,414

		347,138

Total Common Stocks (cost: $7,183,127)		7,152,223

Investment Companies - 0.8%
2,450	Tortoise Energy Infrastructure Corp.	60,270

(cost: $94,401)
Total Investments in Securities - 97.3% (cost: $7,277,528)		7,212,493
Other Assets and Liabilities, net - 2.7%		201,345

Total Net Assets - 100.0%		$7,413,838

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

     PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	7,152,223	—	—	7,152,223
Investment Companies	60,270	—	—	60,270

Total:	7,212,493	—	—	7,212,493

**    For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.9%
Commercial Services - 4.6%
11,500	AMN Healthcare Services, Inc. *	386,515
35,300	Booz Allen Hamilton Holding Corp.	1,068,884
30,200	Cardtronics, Inc. *	1,086,898
39,400	On Assignment, Inc. *	1,454,648

		3,996,945

Communications - 1.3%
10,750	SBA Communications Corp. *	1,076,828

Consumer Durables - 7.5%
28,800	Century Communities, Inc. *	491,616
22,600	Ethan Allen Interiors, Inc.	719,132
9,800	Polaris Industries, Inc.	965,104
11,100	Snap-On, Inc.	1,742,589
20,300	Take-Two Interactive Software, Inc. *	764,701
12,800	Tenneco, Inc. *	659,328
11,200	Thor Industries, Inc.	714,224
6,700	Tupperware Brands Corp.	388,466

		6,445,160

Consumer Non-Durables - 2.2%
23,180	G-III Apparel Group, Ltd. *	1,133,270
25,300	Skechers U.S.A., Inc. *	770,385

		1,903,655

Consumer Services - 5.7%
9,900	Brinker International, Inc.	454,905
5,400	Buffalo Wild Wings, Inc. *	799,848
11,000	Capella Education Co.	579,040
32,700	Dunkin’ Brands Group, Inc.	1,542,459
22,400	Lions Gate Entertainment Corp.	489,440
7,700	Vail Resorts, Inc.	1,029,490

		4,895,182

Electronic Technology - 9.0%
21,100	Ambarella, Inc. *	943,170
13,700	Arista Networks, Inc. *	864,470
62,100	Ciena Corp. *	1,181,142
6,800	Monolithic Power Systems, Inc.	432,752
29,700	Skyworks Solutions, Inc.	2,313,630
24,600	Synaptics, Inc. *	1,961,604

		7,696,768

Energy Minerals - 1.0%
28,550	Western Refining, Inc.	830,520

Finance - 8.1%
6,800	Affiliated Managers Group, Inc. *	1,104,320
21,900	First Republic Bank/CA	1,459,416
22,500	Legg Mason, Inc.	780,300
17,600	PacWest Bancorp	653,840
43,100	Physicians Realty Trust	800,798

Quantity	Name of Issuer	Fair Value ($)

11,300	Signature Bank/New York NY *	1,538,156
14,000	Validus Holdings, Ltd.	660,660

		6,997,490

Health Services - 8.8%
31,200	Acadia Healthcare Co., Inc. *	1,719,432
17,100	Advisory Board Co. *	551,475
19,900	Amsurg Corp. *	1,484,540
3,800	Athenahealth, Inc. *	527,364
41,900	Healthcare Services Group, Inc.	1,542,339
9,700	Stericycle, Inc. *	1,224,043
13,000	Team Health Holdings, Inc. *	543,530

		7,592,723

Health Technology - 11.5%
9,100	Alexion Pharmaceuticals, Inc. *	1,266,902
13,400	Align Technology, Inc. *	974,046
87,800	BioDelivery Sciences International, Inc. *	283,594
5,400	Bio-Techne Corp.	510,408
15,100	Celgene Corp. *	1,511,359
39,000	Celldex Therapeutics, Inc. *	147,420
50,100	Halozyme Therapeutics, Inc. *	474,447
23,800	Ionis Pharmaceuticals, Inc. *	963,900
66,700	K2M Group Holdings, Inc. *	989,161
57,400	Novavax, Inc. *	296,184
8,400	PerkinElmer, Inc.	415,464
3,100	Puma Biotechnology, Inc. *	91,047
16,600	Sangamo BioSciences, Inc. *	100,430
17,900	STERIS, PLC	1,271,795
68,800	Tandem Diabetes Care, Inc. *	599,248

		9,895,405

Industrial Services - 3.3%
22,900	EMCOR Group, Inc.	1,112,940
27,100	Waste Connections, Inc.	1,750,389

		2,863,329

Process Industries - 1.9%
11,500	CF Industries Holdings, Inc.	360,410
17,500	Scotts Miracle-Gro Co.	1,273,475

		1,633,885

See accompanying notes to schedule of investments.

MARCH 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 8.7%
6,700	Anixter International, Inc. *	349,137
12,500	CLARCOR, Inc.	722,375
15,800	Crane Co.	850,988
6,500	Hubbell, Inc.	688,545
8,100	IDEX Corp.	671,328
25,300	ITT Corp.	933,317
8,300	Lincoln Electric Holdings, Inc.	486,131
16,800	Orbital ATK, Inc.	1,460,592
8,700	Proto Labs, Inc. *	670,683
8,400	Wabtec Corp.	666,036

		7,499,132

Retail Trade - 5.6%
9,800	Casey’s General Stores, Inc.	1,110,536
20,300	Dick’s Sporting Goods, Inc.	949,025
19,900	DSW, Inc.	550,036
28,100	Finish Line, Inc.	592,910
8,200	Ulta Salon Cosmetics & Fragrance, Inc. *	1,588,668

		4,791,175

Technology Services - 14.2%
13,100	ANSYS, Inc. *	1,171,926
34,500	Aspen Technology, Inc. *	1,246,485
27,600	comScore, Inc. *	829,104
10,600	DST Systems, Inc.	1,195,362
19,700	Euronet Worldwide, Inc. *	1,459,967
18,450	GoDaddy, Inc. *	596,488
27,000	Manhattan Associates, Inc. *	1,535,490
14,600	ManTech International Corp.	467,054

Quantity	Name of Issuer	Fair Value ($)

33,100	Synchronoss Technologies, Inc. *	1,070,454
13,500	Ultimate Software Group, Inc. *	2,612,250

		12,184,580

Transportation - 3.7%
16,200	Alaska Air Group, Inc.	1,328,724
9,800	Echo Global Logistics, Inc. *	266,168
19,700	Knight Transportation, Inc.	515,155
9,400	Marten Transport, Ltd.	175,968
13,600	Ryder System, Inc.	881,008

		3,167,023

Utilities - 1.8%
18,900	ITC Holdings Corp.	823,473
10,100	Laclede Group, Inc.	684,275

		1,507,748

Total Common Stocks (cost: $64,495,543)		84,977,548

Total Investments in Securities - 98.9% (cost: $64,495,543)		84,977,548

Other Assets and Liabilities, net - 1.1%		917,782

Total Net Assets - 100.0%		$85,895,330

*    Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

    PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	84,977,548	—	—	84,977,548

Total:	84,977,548	—	—	84,977,548

**    For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.5%
Africa/Middle East - 1.5%
Israel - 1.5%
5,900	Teva Pharmaceutical Industries, Ltd., ADR	315,709

Asia - 22.3%
Australia - 0.9%
2,525	CSL, Ltd.	196,221

China/Hong Kong - 6.3%
28,600	AIA Group, Ltd.	162,563
1,200	Alibaba Group Holding, Ltd., ADR *	94,836
15,732	CK Hutchison Holdings, Ltd.	204,391
6,125	HSBC Holdings, PLC, ADR	190,610
94,000	Techtronic Industries Co., Ltd.	372,380
13,900	Tencent Holdings, Ltd.	284,177

		1,308,957

Japan - 12.1%
13,000	Ajinomoto Co., Inc.	293,110
13,100	Asics Corp.	233,614
23,100	Astellas Pharma, Inc.	306,988
28,000	Daicel Corp.	381,680
18,300	Inpex Corp.	138,584
5,000	Makita Corp.	309,924
2,800	Secom Co., Ltd.	207,769
9,700	Seven & I Holdings Co., Ltd.	413,294
8,700	Suzuki Motor Corp.	232,626

		2,517,589

Singapore - 1.5%
2,025	Broadcom, Ltd.	312,862

South Korea - 1.5%
6,100	Korea Electric Power Corp.	319,551

Europe - 67.3%
Belgium - 1.8%
3,025	Anheuser-Busch InBev NV, ADR	377,096

Denmark - 1.2%
4,695	Novo Nordisk A/S	254,251

France - 7.5%
3,975	BNP Paribas SA	199,707
2,650	Dassault Systemes SA	209,964
3,030	Ingenico	347,335
4,925	Safran SA	343,766
2,100	Schlumberger, Ltd.	154,875
1,140	Unibail-Rodamco SE	312,652

		1,568,299

Germany - 6.9%
2,500	Aurelius SE & Co.	151,699
6,675	GEA Group AG	325,681

Quantity	Name of Issuer	Fair Value ($)

1,475	Linde AG	214,315
6,100	Norma Group SE	340,496
215	Rational AG	114,921
2,725	Siemens AG	288,199

		1,435,311

Ireland - 4.3%
700	Allergan, PLC *	187,621
41,700	Greencore Group, PLC	224,196
6,600	Medtronic, PLC	495,000

		906,817

Netherlands - 8.2%
2,250	ASML Holding NV	225,878
3,800	Galapagos NV *	159,249
8,900	GrandVision NV	253,470
23,900	ING Groep NV	286,008
2,475	LyondellBasell Industries NV	211,810
6,350	Mobileye NV *	236,792
19,300	RELX NV	336,487

		1,709,694

Spain - 3.4%
60,800	Iberdrola SA	404,744
9,325	Inditex SA	312,571

		717,315

Switzerland - 10.0%
4,100	Adecco SA	266,710
125	Interroll Holding AG	109,966
9,035	Nestle SA	674,199
4,575	Novartis AG	331,010
1,560	Roche Holding AG	383,043
1,350	Zurich Insurance Group AG	313,080

		2,078,008

United Kingdom - 24.0%
17,800	Ashtead Group, PLC	220,416
5,825	ASOS, PLC *	271,500
26,800	Babcock International Group, PLC	364,945
2,615	Bellway, PLC	98,366
7,305	British American Tobacco, PLC	427,165
6,250	Burberry Group, PLC	122,186
3,050	Delphi Automotive, PLC	228,811
4,950	Diageo, PLC, ADR	533,956
73,225	DS Smith, PLC	428,390
19,000	easyJet, PLC	413,531
33,500	Essentra, PLC	397,725
61,201	Just Eat, PLC *	331,333
4,100	Nielsen Holdings, PLC	215,906
4,355	Reckitt Benckiser Group, PLC	420,067
4,500	Royal Dutch Shell, PLC, ADR - Class A	218,025

See accompanying notes to schedule of investments.

MARCH 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

2,200	Royal Dutch Shell, PLC, ADR - Class B	108,218
3,000	STERIS, PLC	213,150

		5,013,690

North America - 5.4%
Canada - 2.9%
2,275	Agrium, Inc.	200,860
8,975	BCE, Inc.	408,721

		609,581

United States - 2.5%
4,900	Euronet Worldwide, Inc. *	363,139
125	priceline.com, Inc. *	161,120

		524,259

Total Common Stocks (cost: $19,354,610)		20,165,210

Investment Companies - 1.0%
7,700	iShares MSCI India ETF	208,824

(cost: $229,662)

Total Investments in Securities - 97.5% (cost: $19,584,272)		20,374,034
Other Assets and Liabilities, net - 2.5%		533,060

Total Net Assets - 100.0%		$20,907,094

*    Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

    ADR — American Depositary Receipt

    PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Consumer Non-Durables	15.2%
Health Technology	13.6
Producer Manufacturing	10.3
Finance	8.8
Commercial Services	6.9
Process Industries	6.9
Technology Services	6.5
Electronic Technology	5.9
Retail Trade	5.5
Consumer Durables	4.9
Utilities	3.5
Energy Minerals	2.2
Transportation	2.0
Communications	2.0
Consumer Services	1.6
Industrial Services	0.7
Investment Companies	1.0

97.5
Other Assets and Liabilities, net	2.5

100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	—	196,221	—	196,221
Belgium	377,096	—	—	377,096
Canada	609,581	—	—	609,581
China/Hong Kong	285,446	1,023,511	—	1,308,957
Denmark	—	254,251	—	254,251
France	154,875	1,413,424	—	1,568,299
Germany	—	1,435,311	—	1,435,311
Ireland	682,621	224,196	—	906,817
Israel	315,709	—	—	315,709
Japan	—	2,517,589	—	2,517,589
Netherlands	674,480	1,035,214	—	1,709,694
Singapore	312,862	—	—	312,862
South Korea	—	319,551	—	319,551
Spain	—	717,315	—	717,315
Switzerland	—	2,078,008	—	2,078,008
United Kingdom	1,518,066	3,495,624	—	5,013,690
United States	524,259	—	—	524,259
Investment Companies	208,824	—	—	208,824

Total:	5,663,819	14,710,215	—	20,374,034

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

MARCH 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 94.9%
Africa/Middle East - 11.8%
Israel - 3.3%
3,675	NICE Systems, Ltd., ADR	238,103

South Africa - 8.5%
6,910	Bidvest Group, Ltd.	174,381
5,775	MTN Group, Ltd.	52,740
2,135	Naspers, Ltd.	297,618
2,800	Sasol, Ltd., ADR	82,712

		607,451

Asia - 65.0%
China/Hong Kong - 28.0%
16,000	AIA Group, Ltd.	90,944
1,450	Alibaba Group Holding, Ltd., ADR *	114,594
277,000	China Construction Bank Corp.	177,323
11,600	China Life Insurance Co., Ltd., ADR	142,564
45,000	China Mengniu Dairy Co., Ltd.	71,665
3,925	China Mobile, Ltd., ADR	217,641
750	CNOOC, Ltd., ADR	87,795
22,000	ENN Energy Holdings, Ltd.	120,916
18,000	Hengan International Group Co., Ltd.	156,778
1,600	Hong Kong Exchanges & Clearing, Ltd.	38,554
3,900	JD.com, Inc., ADR *	103,350
680,000	Orange Sky Golden Harvest Entertainment *	49,231
1,350	PetroChina Co., Ltd., ADR	89,505
3,925	TAL Education Group, ADR *	194,994
17,600	Tencent Holdings, Ltd.	359,821

		2,015,675

India - 3.3%
1,800	HDFC Bank, Ltd., ADR	110,934
4,300	Tata Motors, Ltd., ADR *	124,928

		235,862

Indonesia - 2.4%
322,000	Astra International Tbk PT	176,008

Japan - 1.1%
3,100	Suzuki Motor Corp.	82,890

Malaysia - 1.2%
6,000	British American Tobacco Malaysia	83,106

Singapore - 3.4%
850	Broadcom, Ltd.	131,325
10,000	DBS Group Holdings, Ltd.	113,920

		245,245

South Korea - 12.6%
1,615	CJ CGV Co., Ltd.	139,302
4,787	Industrial Bank of Korea	51,280
4,150	Korea Electric Power Corp.	217,400

Quantity	Name of Issuer	Fair Value ($)

245	Samsung Electronics Co., Ltd.	281,164
6,200	Shinhan Financial Group Co., Ltd.	218,239

		907,385

Taiwan - 6.7%
82,086	Cathay Financial Holding Co., Ltd.	98,210
24,680	Hon Hai Precision Industry Co., Ltd., GDR	131,899
50,482	Taiwan Semiconductor Co.	251,796

		481,905

Thailand - 2.3%
31,800	Bangkok Bank PCL	164,265

Turkey - 4.0%
3,950	BIM Birlesik Magazalar A/S	85,647
57,000	Kordsa Global Endustriyel Iplik A/S	106,866
15,700	Tav Havalimanlari Holding A/S	93,698

		286,211

Europe - 3.4%
Belgium - 2.0%
1,165	Anheuser-Busch InBev NV, ADR	145,229

Netherlands - 1.4%
2,625	Mobileye NV *	97,886

Latin America - 11.0%
Brazil - 8.5%
36,900	Ambev SA, ADR	191,142
10,221	Banco Bradesco SA	76,635
8,975	Embraer SA, ADR	236,581
25,600	Qualicorp SA	106,084

		610,442

Chile - 1.5%
5,500	Banco Santander Chile, ADR	106,430

Peru - 1.0%
2,800	Southern Copper Corp.	77,590

North America - 3.7%
United States - 3.7%
1,450	Cognizant Technology Solutions Corp. *	90,915
800	Skyworks Solutions, Inc.	62,320
1,975	Tupperware Brands Corp.	114,510

		267,745

Total Common Stocks (cost: $6,479,558)		6,829,428

Investment Companies - 3.0%
7,900	iShares MSCI India ETF	214,248

(cost: $230,670)

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Developing Markets Growth Fund (Continued)

Fair Value ($)

Total Investments in Securities - 97.9% (cost: $6,710,228)	7,043,676
Other Assets and Liabilities, net - 2.1%	149,701

Total Net Assets - 100.0%	$7,193,377

*    Non-income producing security.

     ADR — American Depositary Receipt

     GDR — Global Depositary Receipt

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	19.3%
Electronic Technology	15.2
Consumer Services	11.9
Consumer Non-Durables	9.0
Producer Manufacturing	7.1
Technology Services	6.3
Utilities	4.7
Consumer Durables	4.5
Retail Trade	4.2
Communications	3.7
Energy Minerals	3.6
Process Industries	1.5
Health Services	1.5
Transportation	1.3
Non-Energy Minerals	1.1
Investment Companies	3.0

97.9
Other Assets and Liabilities, net	2.1

100.0%

See accompanying notes to schedule of investments.

MARCH 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks
Belgium	145,229	—	—	145,229
Brazil	610,442	—	—	610,442
Chile	106,430	—	—	106,430
China/Hong Kong	950,443	1,065,232	—	2,015,675
India	235,862	—	—	235,862
Indonesia	—	176,008	—	176,008
Israel	238,103	—	—	238,103
Japan	—	82,890	—	82,890
Malaysia	—	83,106	—	83,106
Netherlands	97,886	—	—	97,886
Peru	77,590	—	—	77,590
Singapore	131,325	113,920	—	245,245
South Africa	82,712	524,739	—	607,451
South Korea	—	907,385	—	907,385
Taiwan	—	481,905	—	481,905
Thailand	—	164,265	—	164,265
Turkey	—	286,211	—	286,211
United States	267,745	—	—	267,745
Investment Companies	214,248	—	—	214,248

Total:	3,158,015	3,885,661	—	7,043,676

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of March 31, 2016 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

(Continued)

At March 31, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Balanced	$3,663,212	($362,032)	$3,301,180	$18,591,419
Dividend Growth	123,235,737	(19,607,072)	103,628,665	916,470,181
Global Dividend Growth	2,338,965	(1,157,289)	1,181,676	22,702,184
Small Cap Dividend Growth	488,586	(553,621)	(65,035)	7,277,528
Small Cap Growth	26,072,702	(5,590,697)	20,482,005	64,495,543
International Growth	2,627,702	(1,837,940)	789,762	19,584,272
Developing Markets Growth	1,376,884	(1,043,436)	333,448	6,710,228

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 5, 2016

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	May 5, 2016